Schedule of Investments(a)
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–63.68%
Aerospace & Defense–1.25%
RTX Corp.	565,627	$98,933,818
Textron, Inc.	727,729	60,517,944
		159,451,762
Air Freight & Logistics–0.92%
FedEx Corp.	425,294	117,245,050
Application Software–0.71%
Salesforce, Inc.	394,318	90,906,072
Asset Management & Custody Banks–0.70%
KKR & Co., Inc., Class A	730,716	89,373,874
Automobile Manufacturers–0.77%
General Motors Co.	1,328,097	97,641,691
Biotechnology–0.75%
Regeneron Pharmaceuticals, Inc.	122,474	95,552,990
Broadline Retail–1.72%
Amazon.com, Inc.(b)	941,040	219,469,349
Building Products–1.26%
Johnson Controls International PLC	1,376,876	160,144,448
Communications Equipment–0.71%
Cisco Systems, Inc.	1,171,837	90,161,139
Consumer Finance–0.51%
Capital One Financial Corp.	299,475	65,605,988
Diversified Banks–4.86%
Bank of America Corp.	4,825,650	258,896,121
PNC Financial Services Group, Inc. (The)	522,837	99,715,473
Wells Fargo & Co.	3,050,039	261,845,848
		620,457,442
Electric Utilities–2.11%
American Electric Power Co., Inc.	564,958	69,924,852
FirstEnergy Corp.	1,377,963	65,756,394
PPL Corp.	3,605,213	133,032,360
		268,713,606
Electrical Components & Equipment–1.33%
Emerson Electric Co.	796,297	106,210,094
Vertiv Holdings Co., Class A	356,583	64,088,662
		170,298,756
Electronic Components–1.08%
Coherent Corp.(b)	839,549	137,904,319
Electronic Equipment & Instruments–1.06%
Ralliant Corp.	1,395,396	68,890,701
Zebra Technologies Corp., Class A(b)	264,543	66,863,243
		135,753,944
Shares		Value
Fertilizers & Agricultural Chemicals–0.41%
Corteva, Inc.	766,383	$51,707,861
Food Distributors–2.29%
Sysco Corp.	1,900,054	144,784,115
US Foods Holding Corp.(b)	1,869,946	147,108,652
		291,892,767
Footwear–1.01%
NIKE, Inc., Class B	1,998,473	129,161,310
Health Care Equipment–1.66%
Becton, Dickinson and Co.	347,224	67,368,401
Medtronic PLC	1,371,855	144,497,487
		211,865,888
Health Care Services–1.08%
CVS Health Corp.	1,717,169	137,991,701
Household Products–0.96%
Procter & Gamble Co. (The)	826,737	122,489,354
Industrial Gases–0.40%
Air Products and Chemicals, Inc.	194,744	50,837,921
Industrial Machinery & Supplies & Components–2.22%
Fortive Corp.	1,731,448	92,597,839
Parker-Hannifin Corp.	221,530	190,892,401
		283,490,240
Insurance Brokers–1.17%
Willis Towers Watson PLC	464,991	149,262,111
Integrated Oil & Gas–3.10%
Chevron Corp.	745,004	112,592,455
Exxon Mobil Corp.	960,456	111,336,060
Shell PLC (United Kingdom)	2,686,236	98,721,621
Suncor Energy, Inc. (Canada)(c)	1,629,307	73,266,057
		395,916,193
Interactive Media & Services–1.97%
Alphabet, Inc., Class A	577,213	184,812,058
Meta Platforms, Inc., Class A	103,078	66,789,390
		251,601,448
Investment Banking & Brokerage–2.10%
Charles Schwab Corp. (The)	1,699,000	157,548,270
Goldman Sachs Group, Inc. (The)	133,875	110,586,105
		268,134,375
IT Consulting & Other Services–0.60%
Cognizant Technology Solutions Corp., Class A	981,316	76,258,066
Life Sciences Tools & Services–1.23%
IQVIA Holdings, Inc.(b)	303,924	69,905,559
Thermo Fisher Scientific, Inc.	146,829	86,750,978
		156,656,537
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
Managed Health Care–1.69%
Elevance Health, Inc.	199,579	$67,509,592
Humana, Inc.	229,097	56,305,170
UnitedHealth Group, Inc.	277,567	91,533,270
		215,348,032
Movies & Entertainment–1.24%
Walt Disney Co. (The)	1,519,276	158,718,764
Multi-Utilities–0.70%
Sempra	944,010	89,416,627
Oil & Gas Equipment & Services–0.13%
SLB Ltd.	457,446	16,577,843
Oil & Gas Exploration & Production–1.40%
ConocoPhillips	1,288,811	114,304,648
EQT Corp.	1,053,319	64,104,994
		178,409,642
Pharmaceuticals–3.75%
Bristol-Myers Squibb Co.	1,505,536	74,072,371
Johnson & Johnson	771,020	159,539,459
Merck & Co., Inc.	1,287,287	134,946,296
Sanofi S.A.	1,103,937	110,103,806
		478,661,932
Property & Casualty Insurance–1.16%
Allstate Corp. (The)	283,489	60,377,487
American International Group, Inc.	1,148,676	87,483,164
		147,860,651
Rail Transportation–0.63%
Norfolk Southern Corp.	276,102	80,646,633
Real Estate Services–1.11%
CBRE Group, Inc., Class A(b)	877,797	142,053,889
Regional Banks–1.26%
Citizens Financial Group, Inc.	2,969,099	160,628,256
Restaurants–0.87%
Starbucks Corp.	1,275,756	111,131,105
Semiconductor Materials & Equipment–0.86%
Lam Research Corp.	445,125	69,439,500
Qnity Electronics, Inc.	498,787	40,446,638
		109,886,138
Semiconductors–2.24%
Microchip Technology, Inc.	2,529,877	135,550,809
NVIDIA Corp.	432,002	76,464,354
NXP Semiconductors N.V. (Netherlands)	379,289	73,938,598
		285,953,761
Specialty Chemicals–0.64%
DuPont de Nemours, Inc.	784,842	31,213,166
PPG Industries, Inc.	504,202	50,440,368
		81,653,534
Systems Software–1.94%
Microsoft Corp.	390,942	192,347,373
Shares		Value
Systems Software–(continued)
Oracle Corp.	274,648	$55,465,164
		247,812,537
Tobacco–1.52%
Philip Morris International, Inc.	1,233,463	194,245,753
Trading Companies & Distributors–1.31%
Ashtead Group PLC (United Kingdom)	906,084	57,959,228
Ferguson Enterprises, Inc.	435,447	109,588,947
		167,548,175
Transaction & Payment Processing Services–0.70%
Fidelity National Information Services, Inc.	1,359,416	89,408,790
Wireless Telecommunication Services–0.59%
T-Mobile US, Inc.	357,964	74,818,056
Total Common Stocks & Other Equity Interests (Cost $5,327,135,264)		8,126,726,320
Principal Amount
U.S. Dollar Denominated Bonds & Notes–22.35%
Advertising–0.04%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	5,647,569
Aerospace & Defense–0.24%
BAE Systems PLC (United Kingdom), 5.50%, 03/26/2054(c)(d)	3,130,000	3,203,741
Lockheed Martin Corp.,
3.55%, 01/15/2026	14,804,000	14,793,163
4.15%, 06/15/2053	5,231,000	4,284,888
5.20%, 02/15/2064	5,558,000	5,272,703
RTX Corp., 4.45%, 11/16/2038	3,239,000	3,087,082
		30,641,577
Agricultural & Farm Machinery–0.02%
Imperial Brands Finance PLC (United Kingdom), 6.38%, 07/01/2055(d)	2,880,000	2,988,208
Agricultural Products & Services–0.03%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,422,130
Air Freight & Logistics–0.02%
United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	1,975,142
Alternative Carriers–0.24%
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	16,590,000	16,237,463
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	16,603,000	14,876,288
		31,113,751
Apparel Retail–0.19%
Ross Stores, Inc., 0.88%, 04/15/2026	25,016,000	24,702,072
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Application Software–0.96%
Box, Inc., Conv., 1.50%, 09/15/2029	$25,001,000	$24,401,325
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	51,429,000	50,861,163
Envestnet, Inc., Conv., 2.63%, 12/01/2027	23,029,000	24,675,573
Salesforce, Inc., 2.70%, 07/15/2041	10,414,000	7,657,049
Synopsys, Inc.,
4.55%, 04/01/2027	5,366,000	5,404,334
5.70%, 04/01/2055	4,316,000	4,330,313
Workday, Inc., 3.50%, 04/01/2027	5,033,000	4,998,269
		122,328,026
Asset Management & Custody Banks–0.32%
Bank of New York Mellon Corp. (The), 5.32%, 06/06/2036(f)	4,317,000	4,506,504
BlackRock, Inc., 4.75%, 05/25/2033	14,671,000	15,097,336
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(c)(d)	3,975,000	3,743,353
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	3,864,000	3,810,131
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)(d)	3,217,000	3,056,024
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	11,051,000	11,129,208
		41,342,556
Automobile Manufacturers–0.28%
Daimler Truck Finance North America LLC (Germany), 4.65%, 10/12/2030(d)	8,086,000	8,157,718
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,729,459
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	5,448,000	5,009,226
Toyota Motor Credit Corp., 4.55%, 08/07/2026	17,507,000	17,585,187
		35,481,590
Biotechnology–1.22%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	7,179,729
4.05%, 11/21/2039	13,812,000	12,503,372
4.85%, 06/15/2044	5,815,000	5,493,792
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031(d)	21,548,432	35,891,607
Gilead Sciences, Inc., 3.65%, 03/01/2026	22,756,000	22,728,876
Jazz Investments I Ltd.,
Conv., 2.00%, 06/15/2026	35,890,000	42,594,847
3.13%, 09/15/2030	21,525,000	29,317,102
		155,709,325
Brewers–0.19%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	10,870,000	10,866,474
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)(d)	9,734,000	9,653,030
Principal Amount		Value
Brewers–(continued)
Molson Coors Beverage Co., 4.20%, 07/15/2046	$4,057,000	$3,325,316
		23,844,820
Broadline Retail–0.08%
Amazon.com, Inc., 2.88%, 05/12/2041	13,606,000	10,520,034
Cable & Satellite–1.06%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	51,123,000	50,023,855
1.13%, 03/15/2028	26,544,000	21,468,787
Comcast Corp.,
3.15%, 03/01/2026	11,319,000	11,294,503
5.17%, 01/15/2037(d)	9,991,000	9,982,001
3.90%, 03/01/2038	8,010,000	7,037,217
2.89%, 11/01/2051	3,128,000	1,894,025
Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	1,163,069
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(g)	33,219,000	32,836,987
		135,700,444
Commercial & Residential Mortgage Finance–0.03%
Aviation Capital Group LLC, 4.75%, 04/14/2027(d)	3,325,000	3,341,802
Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	4,849,995
Communications Equipment–0.11%
Cisco Systems, Inc.,
4.55%, 02/24/2028(c)	10,529,000	10,708,149
5.30%, 02/26/2054	3,481,000	3,413,955
		14,122,104
Computer & Electronics Retail–0.08%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026(c)	1,570,000	1,579,547
5.30%, 04/01/2032	8,585,000	8,872,028
8.35%, 07/15/2046	30,000	38,749
		10,490,324
Construction Machinery & Heavy Transportation Equipment– 0.12%
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	14,695,000	15,404,578
Consumer Finance–0.25%
American Express Co.,
4.73%, 04/25/2029(f)	5,132,000	5,218,047
4.80%, 10/24/2036(c)(f)	8,776,000	8,735,410
Capital One Financial Corp., 6.18%, 01/30/2036(c)(f)	4,461,000	4,681,313
General Motors Financial Co., Inc.,
5.25%, 03/01/2026	5,467,000	5,469,519
4.20%, 10/27/2028(c)	2,120,000	2,121,563
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,751,395
		31,977,247
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Data Processing & Outsourced Services–0.32%
CSG Systems International, Inc., Conv., 3.88%, 09/15/2028	$34,480,000	$41,260,610
Diversified Banks–0.82%
Bank of America Corp.,
3.25%, 10/21/2027	5,705,000	5,646,431
2.57%, 10/20/2032(f)	8,683,000	7,880,792
Citigroup, Inc.,
3.67%, 07/24/2028(f)	5,405,000	5,368,097
4.95%, 05/07/2031(c)(f)	14,241,000	14,599,086
6.68%, 09/13/2043	8,000,000	9,042,138
5.30%, 05/06/2044	2,765,000	2,702,685
JPMorgan Chase & Co.,
3.20%, 06/15/2026	4,365,000	4,345,246
3.51%, 01/23/2029(f)	11,170,000	11,056,125
4.26%, 02/22/2048(c)(f)	5,355,000	4,642,751
3.90%, 01/23/2049(f)	11,170,000	9,122,666
PNC Financial Services Group, Inc. (The),
3.45%, 04/23/2029(c)	7,450,000	7,343,879
6.88%, 10/20/2034(f)	6,126,000	6,967,753
U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,232,800
Wells Fargo & Co.,
4.10%, 06/03/2026	4,515,000	4,514,815
4.65%, 11/04/2044	9,115,000	8,131,373
		104,596,637
Diversified Capital Markets–0.02%
Sixth Street Lending Partners, 6.13%, 07/15/2030(c)(d)	2,099,000	2,157,858
Diversified Financial Services–0.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	3,307,897
Diversified Metals & Mining–0.04%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,347,976
Rio Tinto Finance (USA) PLC (Australia), 5.75%, 03/14/2055	3,265,000	3,383,624
		5,731,600
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032(c)	10,561,000	9,370,166
Drug Retail–0.02%
CVS Pass-Through Trust, 6.04%, 12/10/2028	2,654,775	2,693,577
Electric Utilities–1.39%
Constellation Energy Generation LLC, 6.50%, 10/01/2053	2,992,000	3,308,007
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	8,231,071
FirstEnergy Corp., Conv., 3.88%, 01/15/2031(d)	51,798,000	57,739,974
Principal Amount		Value
Electric Utilities–(continued)
Georgia Power Co., Series B, 3.70%, 01/30/2050	$3,665,000	$2,808,380
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(c)	9,898,000	8,976,127
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	5,572,000	5,532,857
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	4,931,844
PPL Capital Funding, Inc.,
Conv., 2.88%, 03/15/2028	39,155,000	44,279,550
3.00%, 12/01/2030(d)	32,724,000	33,356,846
PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	398,632
Xcel Energy, Inc., 3.50%, 12/01/2049	10,280,000	7,457,114
		177,020,402
Electrical Components & Equipment–0.05%
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(d)	4,036,000	4,084,794
Rockwell Automation, Inc., 1.75%, 08/15/2031	2,729,000	2,405,232
		6,490,026
Electronic Components–0.11%
Amphenol Corp.,
3.90%, 11/15/2028	10,938,000	10,944,714
5.30%, 11/15/2055	3,503,000	3,414,945
		14,359,659
Financial Exchanges & Data–0.02%
Nasdaq, Inc., 5.95%, 08/15/2053(c)	2,575,000	2,693,583
Health Care Equipment–0.05%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	3,353,845
Medtronic, Inc., 4.38%, 03/15/2035(c)	2,601,000	2,577,900
		5,931,745
Health Care Services–0.10%
Cigna Group (The), 4.80%, 08/15/2038	3,240,000	3,138,573
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	9,933,000	9,804,013
		12,942,586
Health Care Supplies–0.56%
Haemonetics Corp., Conv., 2.50%, 06/01/2029	51,616,000	53,567,085
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029(d)	15,227,000	18,227,598
		71,794,683
Highways & Railtracks–0.07%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056(c)	8,797,000	9,219,291
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 4.25%, 04/01/2052	$4,741,000	$3,804,928
Homebuilding–0.02%
Sekisui House U.S., Inc., 6.00%, 01/15/2043	2,117,000	1,994,735
Hotels, Resorts & Cruise Lines–0.51%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	65,983,000	65,059,252
Human Resource & Employment Services–0.05%
Paychex, Inc., 5.35%, 04/15/2032	5,542,000	5,765,452
Industrial Conglomerates–0.12%
Honeywell International, Inc., 4.50%, 01/15/2034	16,007,000	15,961,917
Industrial Gases–0.10%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	13,247,000	13,387,472
Industrial Machinery & Supplies & Components–0.20%
JBT Marel Corp., Conv., 0.38%, 09/15/2030(d)	25,742,000	25,486,379
Integrated Oil & Gas–0.22%
BP Capital Markets America, Inc., 2.94%, 06/04/2051(c)	10,062,000	6,582,336
Chevron Corp., 2.95%, 05/16/2026	9,807,000	9,764,655
Exxon Mobil Corp., 3.04%, 03/01/2026	11,316,000	11,290,081
		27,637,072
Integrated Telecommunication Services–0.47%
AT&T, Inc.,
4.30%, 02/15/2030	3,526,000	3,546,520
3.55%, 09/15/2055	4,562,000	3,129,256
6.05%, 08/15/2056(c)	5,570,000	5,749,166
3.80%, 12/01/2057	3,619,000	2,573,392
NTT Finance Corp. (Japan),
4.57%, 07/16/2027(c)(d)	2,536,000	2,555,723
5.17%, 07/16/2032(d)	6,665,000	6,874,832
Orange S.A. (France), 9.00%, 03/01/2031	4,443,000	5,373,258
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	6,725,000	6,008,747
Verizon Communications, Inc.,
4.75%, 01/15/2033(c)	4,400,000	4,428,110
4.78%, 02/15/2035	13,111,000	13,014,304
3.40%, 03/22/2041	5,788,000	4,585,533
5.88%, 11/30/2055	2,275,904	2,298,835
		60,137,676
Interactive Home Entertainment–0.12%
Electronic Arts, Inc., 4.80%, 03/01/2026	11,186,000	11,187,881
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	3,559,000	3,541,020
		14,728,901
Principal Amount		Value
Interactive Media & Services–0.74%
Alphabet, Inc.,
3.88%, 11/15/2028(c)	$6,947,000	$6,989,618
4.10%, 11/15/2030(c)	17,345,000	17,498,444
4.70%, 11/15/2035	5,818,000	5,914,204
5.25%, 05/15/2055(c)	1,852,000	1,841,313
Meta Platforms, Inc.,
5.50%, 11/15/2045	17,345,000	17,360,950
5.60%, 05/15/2053(c)	14,968,000	14,920,746
Snap, Inc., Conv., 0.50%, 05/01/2030	34,614,000	30,285,301
		94,810,576
Investment Banking & Brokerage–2.17%
Goldman Sachs Group, Inc. (The),
5.02%, 10/23/2035(c)(f)	5,424,000	5,510,327
2.91%, 07/21/2042(f)	3,205,000	2,390,500
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028(d)	62,573,000	102,809,333
1.00%, 07/30/2029(d)	62,338,000	75,034,415
0.00%, 03/03/2032(e)	68,953,000	72,470,889
Morgan Stanley,
4.99%, 04/12/2029(f)	5,107,000	5,209,802
Series I, 4.36%, 10/22/2031(f)	13,810,000	13,827,898
		277,253,164
IT Consulting & Other Services–0.13%
International Business Machines Corp., 3.30%, 05/15/2026	17,069,000	17,016,952
Life & Health Insurance–0.59%
American National Group, Inc., 5.00%, 06/15/2027	8,671,000	8,732,947
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	11,425,962
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	20,728,000	20,472,274
GA Global Funding Trust, 5.50%, 01/08/2029(d)	12,448,000	12,840,142
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	4,065,287
Pacific Life Global Funding II, 5.50%, 08/28/2026(c)(d)	13,319,000	13,477,059
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	3,920,353
		74,934,024
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,910,268
Movies & Entertainment–0.23%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	20,617,000	25,726,023
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	3,773,000	3,764,265
		29,490,288
Multi-line Insurance–0.05%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	6,425,909
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Multi-Utilities–0.98%
CenterPoint Energy, Inc., Conv., 3.00%, 08/01/2028(d)	$63,794,000	$65,436,695
CMS Energy Corp., Conv., 3.13%, 05/01/2031(d)	45,640,000	46,290,370
NiSource, Inc.,
4.38%, 05/15/2047	6,015,000	5,099,378
5.85%, 04/01/2055(c)	2,512,000	2,553,637
Sempra, 3.80%, 02/01/2038	5,871,000	5,085,486
		124,465,566
Oil & Gas Exploration & Production–0.28%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	5,670,943
ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,321,939
Diamondback Energy, Inc., 5.75%, 04/18/2054	5,160,000	4,979,847
EOG Resources, Inc., 4.40%, 07/15/2028	2,163,000	2,189,957
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	21,570,000	20,942,591
		36,105,277
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052	5,068,000	3,810,040
Oil & Gas Storage & Transportation–0.63%
Energy Transfer L.P.,
5.20%, 04/01/2030	3,688,000	3,817,179
6.40%, 12/01/2030(c)	4,861,000	5,281,526
4.90%, 03/15/2035	3,640,000	3,579,518
5.30%, 04/01/2044	8,165,000	7,495,268
5.00%, 05/15/2050	7,684,000	6,540,353
Enterprise Products Operating LLC,
4.60%, 01/15/2031	4,281,000	4,344,630
6.45%, 09/01/2040	555,000	628,740
4.25%, 02/15/2048	7,354,000	6,170,802
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(d)	2,904,000	2,994,204
Kinder Morgan, Inc.,
5.15%, 06/01/2030(c)	2,826,000	2,929,182
5.30%, 12/01/2034	4,203,000	4,321,547
MPLX L.P.,
1.75%, 03/01/2026	8,580,000	8,525,431
4.50%, 04/15/2038	8,564,000	7,862,675
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,730,679
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,314,856
Williams Cos., Inc. (The), 5.40%, 03/02/2026	7,016,000	7,040,759
		80,577,349
Other Specialized REITs–0.14%
EPR Properties, 4.75%, 12/15/2026(c)	17,525,000	17,569,367
Principal Amount		Value
Packaged Foods & Meats–0.13%
Mars, Inc.,
4.45%, 03/01/2027(d)	$5,169,000	$5,205,095
5.20%, 03/01/2035(d)	5,141,000	5,320,874
5.65%, 05/01/2045(d)	4,172,000	4,271,398
5.70%, 05/01/2055(d)	1,883,000	1,920,788
		16,718,155
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041(c)	2,855,000	2,982,181
Passenger Airlines–0.16%
American Airlines Pass-Through Trust,
Series 2014-1, Class A, 3.70%, 04/01/2028	1,984,873	1,975,518
4.90%, 05/11/2038	1,916,000	1,922,940
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(d)	2,146,000	2,153,834
5.31%, 10/20/2031(d)	2,458,000	2,466,539
Delta Air Lines, Inc., 4.95%, 07/10/2028	5,613,000	5,700,058
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	2,429,187	2,417,580
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,439,050	3,330,315
		19,966,784
Passenger Ground Transportation–0.02%
Uber Technologies, Inc., 4.80%, 09/15/2035(c)	2,312,000	2,312,396
Pharmaceuticals–0.27%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	9,800,000	9,794,856
Bayer US Finance LLC (Germany), 6.88%, 11/21/2053(d)	4,531,000	4,907,380
Bristol-Myers Squibb Co., 4.13%, 06/15/2039(c)	6,435,000	5,933,414
Haleon US Capital LLC, 4.00%, 03/24/2052(c)	2,954,000	2,373,339
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 05/19/2026	7,250,000	7,261,811
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	3,815,142
		34,085,942
Property & Casualty Insurance–0.14%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,238,139
Markel Group, Inc.,
5.00%, 03/30/2043	4,185,000	3,883,267
5.00%, 05/20/2049	5,140,000	4,629,220
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	5,890,081
		17,640,707
Rail Transportation–0.21%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041(c)	3,965,000	2,998,297
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Rail Transportation–(continued)
Norfolk Southern Corp.,
3.40%, 11/01/2049	$4,879,000	$3,529,173
5.35%, 08/01/2054(c)	5,099,000	4,975,955
Union Pacific Corp.,
3.20%, 05/20/2041	10,131,000	8,027,121
4.15%, 01/15/2045	4,410,000	3,633,614
3.84%, 03/20/2060	5,560,000	4,127,618
		27,291,778
Regional Banks–0.03%
Citizens Financial Group, Inc., 6.65%, 04/25/2035(f)	3,122,000	3,439,941
Reinsurance–0.06%
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(d)	2,423,000	2,485,056
PartnerRe Finance B LLC, 3.70%, 07/02/2029	5,795,000	5,692,633
		8,177,689
Research & Consulting Services–0.01%
Verisk Analytics, Inc., 4.50%, 08/15/2030(c)	972,000	980,315
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029(c)	7,440,000	7,317,990
Retail REITs–0.56%
Brixmor Operating Partnership L.P., 5.50%, 02/15/2034	10,029,000	10,401,117
Federal Realty OP L.P., Conv., 3.25%, 01/15/2029(d)	38,802,000	39,116,206
Kimco Realty OP LLC, 3.20%, 04/01/2032	12,105,000	11,324,530
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	7,638,753
4.65%, 03/15/2049	2,970,000	2,643,775
		71,124,381
Self-Storage REITs–0.07%
Extra Space Storage L.P.,
3.50%, 07/01/2026	4,667,000	4,647,193
5.70%, 04/01/2028	3,806,000	3,936,885
		8,584,078
Semiconductor Materials & Equipment–0.68%
MKS, Inc., Conv., 1.25%, 06/01/2030	68,562,000	86,469,779
Semiconductors–0.99%
Broadcom, Inc.,
3.47%, 04/15/2034	6,975,000	6,436,841
5.20%, 07/15/2035	9,363,000	9,753,614
Foundry JV Holdco LLC, 6.20%, 01/25/2037(d)	7,949,000	8,484,570
Marvell Technology, Inc., 2.45%, 04/15/2028	12,029,000	11,581,093
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(g)	72,645,000	70,102,425
Principal Amount		Value
Semiconductors–(continued)
Micron Technology, Inc.,
4.66%, 02/15/2030(c)	$7,270,000	$7,365,296
5.65%, 11/01/2032	2,881,000	3,033,579
3.37%, 11/01/2041	1,778,000	1,376,035
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(c)	7,660,000	7,663,709
		125,797,162
Specialized Finance–0.08%
State Street Bank and Trust Co., 4.59%, 11/25/2026	10,020,000	10,090,807
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,446,601
Systems Software–0.37%
Microsoft Corp., 3.50%, 02/12/2035(c)	4,259,000	4,062,339
Nebius Group N.V. (Netherlands), Conv., 2.75%, 09/15/2032(d)	19,245,000	20,120,005
Oracle Corp.,
4.80%, 09/26/2032	6,693,000	6,581,900
3.60%, 04/01/2040	10,910,000	8,421,224
VMware LLC, 1.40%, 08/15/2026	8,589,000	8,438,629
		47,624,097
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026(c)	7,645,000	7,642,966
Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc.,
3.35%, 02/09/2027	3,495,000	3,480,281
4.20%, 05/12/2030(c)	13,030,000	13,238,558
		16,718,839
Telecom Tower REITs–0.17%
American Tower Corp., 1.60%, 04/15/2026	8,541,000	8,462,824
Crown Castle, Inc.,
2.50%, 07/15/2031	14,073,000	12,607,506
4.75%, 05/15/2047	470,000	414,678
		21,485,008
Tobacco–0.25%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	13,059,674
B.A.T. International Finance PLC (United Kingdom), 1.67%, 03/25/2026	10,697,000	10,612,357
Philip Morris International, Inc., 4.88%, 11/15/2043	8,162,000	7,663,866
		31,335,897
Transaction & Payment Processing Services–0.61%
Fidelity National Information Services, Inc., 1.15%, 03/01/2026(c)	12,568,000	12,474,514
Fiserv, Inc., 4.55%, 02/15/2031	3,213,000	3,190,072
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Transaction & Payment Processing Services–(continued)
Global Payments, Inc., Conv., 1.50%, 03/01/2031	$68,839,000	$61,779,103
		77,443,689
Wireless Telecommunication Services–0.22%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	6,610,000	5,832,729
T-Mobile USA, Inc.,
2.70%, 03/15/2032	10,676,000	9,635,143
3.40%, 10/15/2052	7,422,000	5,108,532
6.00%, 06/15/2054	3,234,000	3,362,982
5.88%, 11/15/2055(c)	4,293,000	4,378,010
		28,317,396
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,801,762,021)		2,852,500,756
U.S. Treasury Securities–8.53%
U.S. Treasury Bills–0.01%
3.72% - 4.12%, 05/14/2026(h)(i)	1,360,000	1,337,393
U.S. Treasury Bonds–0.70%
4.50%, 02/15/2036	5,525,000	5,777,510
4.63%, 11/15/2045	44,336,900	44,309,189
4.75%, 08/15/2055	39,412,700	39,917,675
		90,004,374
U.S. Treasury Notes–7.82%
3.50%, 10/31/2027	312,913,000	312,851,885
3.50%, 11/15/2028	136,397,300	136,434,597
3.63%, 10/31/2030	326,848,900	327,180,854
3.75%, 10/31/2032	170,760,000	170,386,463
4.00%, 11/15/2035	50,793,300	50,717,903
		997,571,702
Total U.S. Treasury Securities (Cost $1,084,867,777)		1,088,913,469
Shares
Preferred Stocks–0.60%
Asset Management & Custody Banks–0.26%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	33,599,895
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	43,146,834
Total Preferred Stocks (Cost $60,254,605)		76,746,729
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.12%
Federal Home Loan Mortgage Corp. (FHLMC)–0.06%
6.75%, 03/15/2031	$7,000,000	8,035,180
5.50%, 02/01/2037	3	3
		8,035,183
Principal Amount		Value
Federal National Mortgage Association (FNMA)–0.06%
6.63%, 11/15/2030	$6,315,000	$7,169,289
7.00%, 07/01/2032	2,744	2,873
		7,172,162
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	885	904
7.50%, 12/20/2030	228	238
		1,142
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,457,056)		15,208,487

Municipal Obligations–0.04%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,598,000)	4,598,000	5,078,675
Shares
Money Market Funds–4.79%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(j)(k)	215,921,054	215,921,054
Invesco Treasury Portfolio, Institutional Class, 3.85%(j)(k)	395,948,796	395,948,796
Total Money Market Funds (Cost $611,869,848)		611,869,850
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $9,907,944,571)		12,777,044,286
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.70%
Invesco Private Government Fund, 4.00%(j)(k)(l)	114,715,873	114,715,873
Invesco Private Prime Fund, 4.12%(j)(k)(l)	101,782,798	101,813,333
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $216,529,206)		216,529,206
TOTAL INVESTMENTS IN SECURITIES–101.81% (Cost $10,124,473,777)		12,993,573,492
OTHER ASSETS LESS LIABILITIES—(1.81)%		(230,646,680)
NET ASSETS–100.00%		$12,762,926,812
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $781,588,801, which represented 6.12% of the Fund’s Net Assets.

(e)	Zero coupon bond issued at a discount.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$149,075,603	$190,210,758	$(123,365,307)	$-	$-	$215,921,054	$2,049,844
Invesco Treasury Portfolio, Institutional Class	271,807,244	353,248,550	(229,106,998)	-	-	395,948,796	3,695,856
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,681,063	182,520,424	(137,485,614)	-	-	114,715,873	413,588*
Invesco Private Prime Fund	180,984,644	338,151,131	(417,317,035)	(8,984)	3,577	101,813,333	1,103,425*
Total	$671,548,554	$1,064,130,863	$(907,274,954)	$(8,984)	$3,577	$828,399,056	$7,262,713

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	61	March-2026	$(6,695,703)	$(28,117)	$(28,117)
U.S. Treasury 10 Year Notes	169	March-2026	(19,155,094)	(120,149)	(120,149)
U.S. Treasury Ultra Bonds	135	March-2026	(16,326,562)	(198,281)	(198,281)
Total Futures Contracts				$(346,547)	$(346,547)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/18/2025	State Street Bank & Trust Co.	EUR	1,158,188	USD	1,348,148	$3,459
12/18/2025	State Street Bank & Trust Co.	USD	4,279,442	CAD	6,026,205	37,612
12/18/2025	State Street Bank & Trust Co.	USD	6,800,882	EUR	5,886,094	33,037
12/18/2025	State Street Bank & Trust Co.	USD	8,695,642	GBP	6,640,762	100,057
Subtotal—Appreciation						174,165
Currency Risk
12/18/2025	Goldman Sachs International	CAD	72,202,853	USD	51,243,131	(481,563)
12/18/2025	State Street Bank & Trust Co.	CAD	10,136,019	USD	7,223,499	(37,744)
12/18/2025	State Street Bank & Trust Co.	EUR	75,882,165	USD	87,703,369	(397,947)
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/18/2025	State Street Bank & Trust Co.	GBP	94,825,778	USD	124,225,929	$(1,370,950)
Subtotal—Depreciation						(2,288,204)
Total Forward Foreign Currency Contracts						$(2,114,039)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,859,941,665	$266,784,655	$—	$8,126,726,320
U.S. Dollar Denominated Bonds & Notes	—	2,852,500,756	—	2,852,500,756
U.S. Treasury Securities	—	1,088,913,469	—	1,088,913,469
Preferred Stocks	43,146,834	33,599,895	—	76,746,729
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	15,208,487	—	15,208,487
Municipal Obligations	—	5,078,675	—	5,078,675
Money Market Funds	611,869,850	216,529,206	—	828,399,056
Total Investments in Securities	8,514,958,349	4,478,615,143	—	12,993,573,492
Other Investments - Assets*
Forward Foreign Currency Contracts	—	174,165	—	174,165
Other Investments - Liabilities*
Futures Contracts	(346,547)	—	—	(346,547)
Forward Foreign Currency Contracts	—	(2,288,204)	—	(2,288,204)
	(346,547)	(2,288,204)	—	(2,634,751)
Total Other Investments	(346,547)	(2,114,039)	—	(2,460,586)
Total Investments	$8,514,611,802	$4,476,501,104	$—	$12,991,112,906

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund